Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in hedges recorded in OCI related to derivative instruments
Income tax effect	$ (904,000)	$ (8,411,000)	$ (2,216,000)	$ (19,375,000)	$ (21,384,000)	$ (42,542,000)	$ (15,929,000)
Net changes in fair value of cash flow hedges, net of taxes	1,653,000	15,620,000	4,346,000	35,983,000	39,713,000	79,006,000	29,583,000
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			14,100,000		(17,100,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(19,000)	(27,000)	(64,000)	923,000	897,000	(26,944,000)	11,923,000
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	(127,000)	(7,480,000)	(543,000)	(9,571,000)	(9,808,000)	(47,787,000)	21,450,000
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	2,275,000	9,908,000	5,715,000	17,604,000	23,059,000	3,949,000	44,176,000
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI	(1,898,000)	3,730,000	(8,136,000)	(1,988,000)	(2,166,000)	(27,733,000)	7,260,000
Amounts reclassified from AOCI	4,173,000	6,178,000	13,851,000	19,592,000	(25,225,000)	(31,682,000)	(36,916,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(19,000)	(27,000)	(64,000)	(85,000)	(111,000)	(156,000)	(868,000)
Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives		2,113,000		140,029,000	140,029,000	(111,473,000)	116,441,000
Foreign exchange component of cross currency swaps charged (credited) to income		11,400,000		(104,800,000)	(104,800,000)	225,700,000	(114,620,000)
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI		(8,785,000)		108,709,000	108,709,000	(172,003,000)	66,037,000
Amounts reclassified from AOCI		10,898,000		31,320,000	(31,320,000)	(60,530,000)	(50,404,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)				1,008,000	1,008,000	(26,788,000)	12,791,000
Interest rate cap agreements
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	174,000	(341,000)	368,000	(1,467,000)	(1,394,000)	(2,062,000)	(647,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	282,000	610,000	847,000	2,525,000	2,809,000	3,372,000	(485,000)
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	(282,000)	(610,000)	(847,000)	(2,525,000)	(2,809,000)	(3,372,000)	485,000
Maturing derivative contracts
Reconciliation to Condensed Consolidated Statements of Income:
Income effect of derivatives		(6,502,000)		(6,502,000)	(6,502,000)	(15,409,000)	9,689,000
Maturing derivative contracts | Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI					$ (6,502,000)